Class A, A2 and Y | Invesco Short Duration Inflation Protected Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, A2 and Y - Invesco Short Duration Inflation Protected Fund	Class A		Class A2	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%		1.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	none	none
[1]	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, A2 and Y - Invesco Short Duration Inflation Protected Fund		Class A	Class A2	Class Y
Management Fees		0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.25%	0.15%	none
Other Expenses		0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses		0.90%	0.80%	0.65%
Fee Waiver and/or Expense Reimbursement	[1]	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.55%	0.45%	0.30%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class A2 and Class Y shares to 0.55%, 0.45% and 0.30%, respectively, of the Fund's average daily net assets (the "expense limits"). Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, A2 and Y - Invesco Short Duration Inflation Protected Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	305	496	703	1,299
Class A2	146	318	506	1,048
Class Y	31	173	328	777

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in the component securities of The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index (the Index) and in derivatives and other instruments that have economic characteristics similar to such securities. The Index is comprised of U.S. Treasury Inflation Protected Securities (TIPS) with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years at the time of index rebalancing. The Fund can also invest the remainder of its assets in fixed income securities that are not included in the Index, but which the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), believes will help the Fund track the Index. The Fund generally expects that its duration, yield and maturity will be substantially similar to those of the Index.

The Fund normally seeks to maintain an average portfolio effective duration that is within +/- 1 year of the duration of the Index, which was 1.61 years as of February 29, 2016.

TIPS are publicly issued, dollar denominated U.S. government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index or CPI) and their payments are supported by the full faith and credit of the United States. As of February 29, 2016, there were 12 TIPS in the Index.

The Fund can invest in derivative instruments, such as swap contracts, options and futures contracts, to seek exposure to certain securities or groups of securities included in the Index.

The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitments basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future.

The portfolio managers use a replication strategy to track, as closely as possible, the securities in the Index and their respective weightings, by investing directly in securities that make up the Index. The portfolio managers adjust the composition of the Fund to reflect changes in the composition of the Index and may use representative sampling methodology to track the performance of the Index. Representative sampling means that the portfolio managers may use a quantitative analysis to select either a subset of the securities that make up the Index or a combination of some or all of the securities that make up the Index and other securities that are not part of the Index. In either case, the representative sampling of securities selected by the portfolio managers should have, in the aggregate, investment characteristics that are similar to the Index in terms of key risk factors, performance attributes and other characteristics, such as market capitalization, duration, maturity, credit quality, yield and coupon, as applicable. It is expected that the portfolio managers will use this representative sampling methodology where it is difficult to acquire the necessary securities that make up the Index, where the asset levels of the Fund do not allow for the holding of all the securities that make up the Index or where it is otherwise beneficial to the Fund to do so.

Unlike many investment companies, the Fund does not utilize an investment strategy that attempts to outperform the Index. Rather, the Fund utilizes an indexing approach, which may eliminate the chance that the Fund will substantially outperform the Index, but it may also reduce some of the risk of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Indexing Risk. The Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Fund’s portfolio. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Fund will be negatively affected by declines in the securities represented by the Index. Also, there is no guarantee that the Adviser will be able to correlate the Fund’s performance with that of the Index.

Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and the Fund's income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed-income securities.

Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index and in the Fund holding securities not included in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the Index were held. The Fund’s use of a representative sampling approach may also include the risk that it may not track the return of the Index as well as it would have if the Fund held all of the securities in the Index.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A2 shares year-to-date (ended March 31, 2016): 2.24% Best Quarter (ended March 31, 2008): 2.55% Worst Quarter (ended June 30, 2008): -0.80%
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Class A, A2 and Y - Invesco Short Duration Inflation Protected Fund		1 Year	5 Years	10 Years	Inception Date
Class A2 shares:		(1.17%)	(0.18%)	1.51%	Dec. 15, 1987
Class A2 shares: | Return After Taxes on Distributions		(1.21%)	(0.25%)	1.07%	Dec. 15, 1987
Class A2 shares: | Return After Taxes on Distributions and Sale of Fund Shares		(0.67%)	(0.16%)	1.02%	Dec. 15, 1987
Class A shares:		(2.66%)	(0.47%)	1.30%	Oct. 31, 2002
Class Y shares:	[1]	(0.13%)	0.07%	1.65%	Oct. 03, 2008
The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index	[2]	(0.15%)	0.86%	(13.86%)
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[2]	0.55%	3.25%	4.51%
Barclays 1-2 Year U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	0.31%	0.50%	2.19%
Lipper Inflation Protected Bond Funds Index	[2]	(1.77%)	1.96%	3.35%
Lipper Short U.S. Treasury Funds Classification Average	[2]	0.25%	0.51%	2.05%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 shares' performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Effective December 31, 2015, the Fund changed its broad based index and its style specific index from the Barclays U.S. Aggregate Index and the Barclays 1-2 Year U.S. Government Bond Index, respectively, to The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index. The Fund also changed its peer group index from the Lipper Short U.S. Treasury Funds Classification Average to the Lipper Inflation Protected Bond Funds Index. These changes were made in connection with the repositioning of the Fund as a short duration TIPS index fund. The performance information in the table above does not reflect the Fund's new investment objective and/or investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A2 shares only and after-tax returns for other classes will vary.